Income Taxes	12 Months Ended
Dec. 31, 2011
Notes
Income Taxes

Note 7 - Income Taxes

The Company files a consolidated U.S. income tax return that includes its U.S. subsidiary. The amounts provided for income taxes are as follows:

	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
Current (benefit) provision: federal	$--	$--
Current (benefit) provision: state	--	--
Total current provision	--	--
Deferred (benefit) provision	--	--
Deferred (benefit) provision relating to reduction of valuation allowance	--	--
Total deferred provision	--	--
Total provision (benefit) for income taxes from continuing operations	$--	$--

Significant items making up the deferred tax assets and deferred tax liabilities as of December 31, 2011 and 2010 are as follows:

	December 31, 2011		December 31, 2010
Deferred tax assets:
Net operating loss carry forward		$3,323,562		$2,219,621
Warrant derivative liability		419,086		164,370
Stock-based compensation		3,613,780		549,871
Amortization of intangible assets		374,271		---
		7,730,699		2,933,862
Less: valuation allowance		(7,730,699)		(2,933,862)
Total deferred tax assets		---		--
Deferred tax liabilities:
Depreciation		---		--
Other temporary differences		---		--
Total deferred tax liabilities		---		--

Total net deferred tax assets (liabilities)	$	---	$	---

A valuation allowance is established if it is more likely than not that all or a portion of the deferred tax asset will not be realized. Accordingly, a valuation allowance was established in 2011 and 2010 for the full amount of our deferred tax assets due to the uncertainty of realization. Management believes that based upon its projection of future taxable operating income for the foreseeable future, it is more likely than not that the Company will not be able to realize the benefit of the deferred tax asset at December 31, 2011. The net changes in the valuation allowance during the year was an increase of $4,796,837 in 2011 and an increase of $1,009,905 in 2010.

At December 31, 2011, the Company had $9,539,129 of net operating loss carry forwards which will expire in various years through 2031. Under the provision of the Tax Reform Act of 1986, when there has been a change in an entity’s ownership of 50 percent or greater, utilization of net operating loss carry forwards may be limited. As a result of the Company’s equity transactions, the Company’s net operating losses may be subject to such limitations and may not be available to offset future income for tax purposes. Utilization of the net operating losses and credits may be subject to a substantial annual limitation due to the ownership change provisions of the Internal Revenue Code of 1986, as amended. The annual limitation may result in the expiration of net operating losses and credits before utilization and in the event we have a change of ownership, utilization of the carry forwards could be restricted.

The Company’s effective income tax expense (benefit) differs from the statutory federal income tax rate of 34% as follows:

	For the	For the
	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
Federal tax rate applied to loss before income taxes	34.0%	34.0%
State income taxes, net of federal benefit	3.5%	3.5%
Permanent differences	-0.9%	-0.9%
Change in valuation allowance	-39.4%	-39.4%
Other	2.8%	2.8%
Income tax expense (benefit)	0.0%	0.0%